CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	222,055,327	229,831,213
Ordinary shares, shares outstanding	134,586,659	144,857,131
Class B ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677
Parent Company | Class A ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	222,055,327	229,831,213
Ordinary shares, shares outstanding	134,586,659	144,857,131
Parent Company | Class B ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677